PROPERTY AND EQUIPMENT - 10-K - Narrative (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 3	$ 2
Private GRI
Property, Plant and Equipment [Line Items]
Depreciation expense			$ 3	$ 3